Portfolio of Investments June 30, 2026
NXP
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 101.1%
917098861 MUNICIPAL BONDS - 101.1% 917098861
ALABAMA - 0.5%
$ 1,450,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500% 10/01/53 $ 1,527,485
3,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 3,132,736
TOTAL ALABAMA 4,660,221
ARIZONA - 4.0%
255,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017F
3 .000 07/01/26 255,000
2,350,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017F
5 .000 07/01/47 2,357,691
1,462,000 Floreo at Teravalis Community Facilities District, Arizona,
Special Assessment Revenue Bonds, District 1 Series 2025
4 .500 07/01/30 1,473,264
1,000,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/51 824,545
1,465,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/54 1,380,612
2,000,000 (b) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A, (Pre-
refunded 1/01/27)
5 .000 01/01/38 2,022,152
1,950,000 McAllister Academic Village LLC, Arizona, Revenue Bonds,
Arizona State University Hassayampa Academic Village Project,
Refunding Series 2016
5 .000 07/01/37 1,952,358
3,185,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
5 .000 07/01/44 3,305,586
5,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/49 5,040,080
3,000,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2018A
5 .000 08/01/47 3,069,073
3,410,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 3,593,902
10,000,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/49 10,667,252
TOTAL ARIZONA 35,941,515
ARKANSAS - 0.4%
500,000 (a) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 487,154
6,555,000 (c) Arkansas Development Finance Authority, Tobacco Settlement
Revenue Bonds, Arkansas Cancer Research Center Project,
Series 2006 - AMBAC Insured
0 .000 07/01/46 2,487,104
500,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas
Children's Hospital, Series 2023
5 .000 03/01/43 528,826
TOTAL ARKANSAS 3,503,084
CALIFORNIA - 18.6%
11,000,000 (c) Alhambra Unified School District, Los Angeles County,
California, General Obligation Bonds, Capital Appreciation
Series 2009B - AGC Insured
0 .000 08/01/41 6,322,941
4,245,000 (c) Anaheim City School District, Orange County, California,
General Obligation Bonds, Election 2002 Series 2007 - AGM
Insured
0 .000 08/01/31 3,654,378
2,840,000 (c) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/30 2,515,064

Portfolio of Investments June 30, 2026
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 6,740,000 (b),(c) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured, (ETM)
0 .000% 09/01/35 $ 5,104,553
5,760,000 (c) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/35 4,238,173
20,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 20,013
1,175,000 Burbank-Glendale-Pasadena Airport Authority, California,
Airport Revenue Bonds, Senior Series 2024B, (AMT)
5 .250 07/01/54 1,229,530
620,000 Butte-Glenn Community College District, Butte and Glenn
Counties, California, General Obligation Bonds, Election 2016
Series 2017A
5 .250 08/01/46 630,217
1,840,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C,
(Mandatory Put 10/01/33)
5 .000 12/01/55 1,930,706
545,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 360,690
590,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 472,280
191,365 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 3,636
140,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/49 127,343
410,000 (b) California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5 .000 11/15/46 413,855
2,590,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 2,596,966
1,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Refunding Series 2016A
4 .000 03/01/39 966,147
1,240,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4 .000 11/15/45 1,149,600
35,000 (b) California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)
4 .000 04/01/49 36,989
765,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/49 709,325
1,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Kaiser Permanente System, Series 2017A-2
4 .000 11/01/44 968,456
70,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A
5 .000 10/01/38 70,073
255,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 255,176
528,453 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4 .000 03/20/33 538,745
495,164 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 491,840
78,460 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 81,407
499,099 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 511,315
1,000,000 California Infrastructure and Economic Development Bank,
Clean Water and Drinking Water State Revolving Fund Revenue
Bonds, Green Series 2025
4 .125 10/01/47 1,012,003
1,040,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series
2024A
5 .250 07/01/54 1,069,893
35,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 35,071

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 130,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .250% 11/01/41 $ 130,230
60,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4 .000 07/15/29 60,641
150,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 152,184
375,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 375,672
1,160,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 1,162,607
60,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2016A
5 .000 07/01/46 60,006
385,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2016C
5 .000 07/01/46 385,024
45,000 California State, General Obligation Bonds, Various Purpose
Series 2015
5 .000 08/01/34 45,078
350,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/34 350,330
1,365,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 1,365,329
50,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2016B
5 .000 09/02/46 50,045
70,000 California Statewide Community Development Authority,
Health Revenue Bonds, Enloe Medical Center, Refunding
Series 2022A - AGM Insured
5 .250 08/15/52 71,547
1,000,000 Chaffey Joint Union High School District, San Bernardino
County, California, General Obligation Bonds, Election 2012
Series 2017C
5 .250 08/01/47 1,008,592
660,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 523,743
225,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4 .000 08/01/58 175,937
100,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A
5 .000 09/01/48 100,525
320,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, 777 Place-Pomona, Senior
Lien Series 2021A-2
3 .250 05/01/57 227,509
425,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek,
Senior Lien Series 2021A
4 .000 10/01/56 360,524
560,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Altana Glendale, Series
2021A-2
4 .000 10/01/56 446,211
750,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 675,069
540,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-2
4 .000 10/01/56 426,218
265,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3 .125 07/01/56 173,758
115,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Oceanaire-Long Beach,
Social Series 2021A-2
4 .000 09/01/56 84,948

Portfolio of Investments June 30, 2026
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 245,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Parallel-Anaheim Series
2021A
4 .000% 08/01/56 $ 222,844
50,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Mezzanine Senior Series 2021B
4 .000 12/01/56 39,756
100,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Series 2021A-2
3 .000 12/01/56 72,956
185,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Union South Bay, Series
2021A-2
4 .000 07/01/56 156,792
160,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000 06/01/47 117,721
585,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 364,506
600,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 440,319
2,645,000 (c) Cypress Elementary School District, Orange County, California,
General Obligation Bonds, Series 2009A - AGM Insured
0 .000 05/01/34 2,083,675
2,440,000 (c) Eureka Unified School District, Humboldt County, California,
General Obligation Bonds, Series 2002 - AGM Insured
0 .000 08/01/27 2,369,292
2,275,000 (c) Folsom Cordova Unified School District, Sacramento County,
California, General Obligation Bonds, School Facilities
Improvement District 4, Series 2007A - NPFG Insured
0 .000 10/01/28 2,145,021
6,080,000 (b),(c) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AMBAC Insured, (ETM)
0 .000 06/01/28 5,818,251
15,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 15,054
1,495,000 (c) Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC
Insured
0 .000 08/01/33 1,201,477
4,055,000 (c) Kern Community College District, California, General
Obligation Bonds, Series 2003A - FGIC Insured
0 .000 03/01/28 3,876,655
645,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/37 739,626
3,000,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green
Senior Lien Series 2019A
5 .000 07/01/44 3,125,344
1,860,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Series 2022C, (AMT)
4 .000 05/15/40 1,863,291
1,525,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2022A, (AMT)
5 .000 05/15/45 1,586,681
3,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017C
5 .000 07/01/47 3,022,058
2,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/40 2,098,601
2,900,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2017A
4 .000 07/01/47 2,803,371
1,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2018B
5 .000 07/01/38 1,029,186
125,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .400 12/01/54 119,218
215,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .500 12/01/59 205,862
1,000,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4 .000 08/01/45 982,577

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,480,000 (e) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000% 08/01/43 $ 3,653,616
450,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .500 11/01/39 556,959
2,790,000 Natomas Unified School District, Sacramento County,
California, General Obligation Bonds, Election of 2018, Series
2020A - AGM Insured
4 .000 08/01/49 2,703,807
1,000,000 Norco Redevelopment Agency, California, Tax Allocation
Bonds, Project Area 1, Series 2009
7 .000 03/01/34 1,003,348
11,985,000 (c) Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002, Series
2007C - AGM Insured
0 .000 08/01/32 9,985,630
1,195,000 (c) Palmdale School District, Los Angeles County, California,
General Obligation Bonds, Series 2003 - AGM Insured
0 .000 08/01/28 1,133,104
7,575,000 (c) Palomar Pomerado Health, California, General Obligation
Bonds, Convertible Capital Appreciation, Election 2004 Series
2010A
0 .000 08/01/34 5,060,567
8,790,000 (c) Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project, Series
1999 - AMBAC Insured
0 .000 08/01/29 8,042,022
12,240,000 (b),(c) Placentia-Yorba Linda Unified School District, Orange County,
California, Certificates of Participation, Series 2006 - FGIC
Insured, (ETM)
0 .000 10/01/34 9,446,870
1,500,000 (c) Placer Union High School District, Placer County, California,
General Obligation Bonds, Series 2004C - AGM Insured
0 .000 08/01/32 1,256,526
8,000,000 (c) Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Election 2008 Series 2009A
0 .000 08/01/32 6,698,246
8,000,000 (c) Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Election 2008 Series 2009A
0 .000 08/01/33 6,475,577
3,940,000 (c) Rancho Mirage Redevelopment Agency, California, Tax
Allocation Bonds, Combined Whitewater and 1984 Project
Areas, Series 2003A - NPFG Insured
0 .000 04/01/35 2,974,269
180,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Refunding Series 2022A-1 - AGM Insured
5 .250 09/01/52 188,175
2,050,000 Sacramento County Sanitation Districts Financing Authority,
California, Revenue Bonds, Sacramento Regional County
Sanitation District, Series 2020A
5 .000 12/01/50 2,141,250
1,000,000 San Benito High School District, San Benito and Santa Clara
Counties, California, General Obligation Bonds, 2016 Election
Series 2017
5 .250 08/01/46 1,015,414
8,075,000 (c) San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2009B
0 .000 08/01/44 3,861,103
3,570,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .000 07/01/48 3,672,360
305,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .000 07/01/53 311,866
1,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/46 1,031,141
1,400,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/40 1,563,162
60,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000 08/01/39 60,048
115,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 115,082

Portfolio of Investments June 30, 2026
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,070,000 (d) San Joaquin Valley Clean Energy Authority, California,
Clean Energy Project Revenue Bonds, Green Series 2025A,
(Mandatory Put 7/01/35)
5 .500% 01/01/56 $ 1,190,303
2,110,000 (c) Sierra Sands Unified School District, Kern County, California,
General Obligation Bonds, Election of 2006, Series 2006A -
FGIC Insured
0 .000 11/01/28 1,971,854
5,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7 .000 10/01/26 5,015
6,025,000 (c) Simi Valley Unified School District, Ventura County, California,
General Obligation Bonds, Election of 2004 Series 2007C
0 .000 08/01/30 5,380,026
1,285,000 Stockton Public Financing Authority, California, Revenue
Bonds, Arch Road East Community Facility District 99-02,
Series 2018A
5 .000 09/01/28 1,325,440
60,000 Transbay Joint Powers Authority, California, Tax Allocation
Bonds, Senior Green Series 2020A
5 .000 10/01/45 60,867
2,000,000 (e) West Hills Community College District, California, General
Obligation Bonds, School Facilities Improvement District 3,
2008 Election Series 2011 - AGM Insured
7 .400 08/01/38 2,361,142
1,150,000 (c) Woodside Elementary School District, San Mateo County,
California, General Obligation Bonds, Election of 2005, Series
2007 - AMBAC Insured
0 .000 10/01/30 1,034,637
TOTAL CALIFORNIA 168,707,672
COLORADO - 6.4%
3,750,000 Arkansas River Power Authority, Colorado, Power Supply
System Revenue Bonds, Refunding Series 2018A
5 .000 10/01/43 3,818,330
5,625,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A
5 .250 12/01/49 6,053,454
150,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 143,948
6,600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 6,757,462
1,220,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 1,275,120
5,000,000 Colorado School of Mines Board of Trustees, Golden,
Colorado, Institutional Enterprise Revenue Bonds, Series
2017B
5 .000 12/01/47 5,047,199
2,475,000 Colorado State, Certificates of Participation, Rural Series 2020A 4 .000 12/15/37 2,513,675
480,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
5 .000 12/01/44 509,251
1,500,000 (c) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Capital Appreciation Turbo, Refunding & Improvement Series
2026
0 .000 12/01/33 908,442
2,275,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/45 2,484,268
4,400,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/43 4,541,744
8,350,000 (c) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 7,665,570
1,295,000 (c) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 1,077,352
4,475,000 (c) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 3,588,809
12,500,000 (c) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2006A - NPFG Insured
0 .000 09/01/38 6,800,869
5,000,000 Windy Gap Firming Project Water Activity Enterprise, Colorado,
Senior Revenue Bonds, Series 2021
5 .000 07/15/51 5,140,415
TOTAL COLORADO 58,325,908

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 1.5%
$ 2,500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Fairfield University, Series 2022U
4 .000% 07/01/52 $ 2,354,233
5,710,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford Healthcare, Series 2026A
5 .500 07/01/55 6,219,757
5,390,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2021A
4 .000 05/01/40 5,446,259
TOTAL CONNECTICUT 14,020,249
DISTRICT OF COLUMBIA - 1.4%
1,500,000 (b),(e) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, (Pre-
refunded 10/01/26) - AGC Insured
6 .500 10/01/41 1,514,283
2,000,000 (e) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6 .500 10/01/44 2,115,872
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/53 5,177,198
2,450,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .250 10/01/49 2,559,288
1,070,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
4 .000 07/15/46 1,041,887
TOTAL DISTRICT OF COLUMBIA 12,408,528
FLORIDA - 2.5%
1,700,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/53 1,685,475
3,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 2,205,000
3,870,000 (a),(d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 7/01/26)
1 .000 07/01/57 2,515,500
2,400,000 (a) Florida Development Finance Corporation, Revenue Bonds,
IPS Florida LLC-Idea Florida, Inc. Jacksonville IV, Series 2022
5 .250 06/15/29 2,405,782
2,000,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/42 2,026,592
1,545,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/47 1,556,027
2,950,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 3,138,215
1,000,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
4 .125 11/15/51 936,221
5,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2019A, (AMT)
5 .000 10/01/49 5,036,819
1,090,000 Orange County Health Facilities Authority, Florida, Revenue
Bonds, Presbyterian Retirement Communities Project, Series
2024
5 .000 08/01/54 1,094,569
TOTAL FLORIDA 22,600,200
GEORGIA - 1.0%
3,665,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4 .000 07/01/49 3,403,901
3,775,000 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023D, (Mandatory Put 12/01/30)
5 .000 05/01/54 3,992,974
1,250,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A
5 .250 01/01/49 1,320,493
TOTAL GEORGIA 8,717,368

Portfolio of Investments June 30, 2026
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GUAM - 0.3%
$ 1,015,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016
5 .000% 07/01/36 $ 1,015,832
1,460,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016
5 .000 01/01/46 1,460,591
TOTAL GUAM 2,476,423
IDAHO - 1.4%
1,600,000 Boise State University, Idaho, General Revenue Bonds, Series
2023A
5 .000 04/01/48 1,664,312
1,400,000 College of Western Idaho, Annual Appropriation Certificates of
Participation, Series 2025
5 .250 08/01/50 1,483,425
1,220,000 Idaho Housing & Finance Association, Idaho, Sales Tax
Revenue Bonds, Transportation Expansion & Congestion
Mitigation Fund, Series 2023A
5 .250 08/15/48 1,307,161
2,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .625 11/01/43 2,054,192
6,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .875 11/01/53 6,068,861
TOTAL IDAHO 12,577,951
ILLINOIS - 7.8%
3,900,000 (c) Chicago Board of Education, Illinois, General Obligation
Bonds, Series 1999A - FGIC Insured
0 .000 12/01/28 3,583,894
55,000 (c) Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0 .000 12/01/28 50,542
1,885,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5 .250 12/01/51 1,988,562
5,500,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024A
5 .500 01/01/53 5,764,823
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/40 1,593,364
6,780,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured
5 .250 11/01/48 7,152,535
1,190,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured
5 .250 11/01/53 1,240,237
10,000,000 (f) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I, (UB)
4 .625 04/01/50 9,957,150
2,500,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4 .000 01/01/46 2,410,308
1,720,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/29 1,539,610
45,000 (b),(c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A,
(ETM)
0 .000 06/15/30 39,887
765,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000 06/15/30 673,285
2,500,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/30 2,162,080
17,195,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/31 14,328,918
1,350,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/35 975,818
15,000,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/36 10,128,696
2,000,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 1,318,553

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 9,370,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000% 06/15/39 $ 5,620,886
TOTAL ILLINOIS 70,529,148
INDIANA - 0.8%
1,600,000 (b),(c) Indiana Bond Bank, Special Program Bonds, Carmel Junior
Waterworks Project, Series 2008B - AGM Insured, (ETM)
0 .000 06/01/30 1,425,360
5,060,000 Indiana Finance Authority, Hospital Revenue Bonds, Marion
General Hospital Project, Series 2020A
4 .000 07/01/45 4,627,318
500,000 Northern Indiana Commuter Transportation District, Indiana,
Limited Obligation Revenue Bonds, Series 2024
5 .250 01/01/49 537,458
1,000,000 (c) Zionsville Community Schools Building Corporation, Boone
County, Indiana, First Mortgage Bonds, Series 2005Z - AGM
Insured
0 .000 07/15/28 939,129
TOTAL INDIANA 7,529,265
IOWA - 0.1%
1,165,000 (b),(d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 1,318,017
TOTAL IOWA 1,318,017
KANSAS - 0.6%
4,750,000 University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2026A
5 .500 03/01/54 5,145,288
600,000 (a) Wichita, Kansas, Sales Tax Special Obligation Revenue Bonds,
K-96 Greenwich Project -Phase III, Series 2026A
4 .125 09/01/33 603,029
TOTAL KANSAS 5,748,317
KENTUCKY - 0.1%
805,000 (e) Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .750 07/01/43 906,951
TOTAL KENTUCKY 906,951
LOUISIANA - 0.7%
1,870,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000 12/01/42 1,907,083
500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 516,510
2,000,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .250 07/01/53 2,079,485
2,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/53 2,007,301
TOTAL LOUISIANA 6,510,379
MASSACHUSETTS - 3.5%
3,000,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5 .000 06/15/49 2,948,189
10,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2016BB-1
4 .000 10/01/46 9,670,270
2,230,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2016BB-1, (Pre-refunded 10/01/26)
5 .000 10/01/46 2,242,360
3,350,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q
5 .000 12/01/44 3,624,809
920,000 Massachusetts Development Finance Agency, Revenue Bonds,
Orchard Cove, Inc., Refunding Series 2019
5 .000 10/01/49 923,014
600,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 563,137
3,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2015B
4 .000 05/01/45 2,955,217
2,415,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A
5 .000 06/01/47 2,442,067

Portfolio of Investments June 30, 2026
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 5,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A
5 .000% 06/01/50 $ 5,204,586
1,000,000 Newburyport, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Refunding Series 2013
4 .000 01/15/30 1,001,266
TOTAL MASSACHUSETTS 31,574,915
MICHIGAN - 1.7%
5,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2024A
5 .000 07/01/54 5,193,156
5,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 5,106,312
4,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I
5 .000 04/15/35 4,023,400
1,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .500 12/01/48 1,065,174
TOTAL MICHIGAN 15,388,042
MINNESOTA - 2.4%
5,110,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/58 5,151,141
1,340,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, HealthPartners
Obligated Group, Series 2024
5 .250 01/01/47 1,412,834
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2024
4 .000 05/01/50 913,792
10,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2024
5 .000 05/01/54 10,266,926
3,850,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6 .000 09/01/51 3,853,082
TOTAL MINNESOTA 21,597,775
MISSOURI - 2.7%
5,000,000 Jackson County, Missouri, Special Obligation Bonds, Series
2023A
5 .250 12/01/47 5,309,328
7,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/54 7,018,323
5,000,000 (c) Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/30 4,447,051
780,000 (a) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .000 06/15/40 800,306
1,700,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 1,481,085
5,560,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2017
5 .000 09/01/48 5,564,303
TOTAL MISSOURI 24,620,396
NEBRASKA - 1.6%
3,550,000 (d) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 3,724,061
3,000,000 Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Series 2017
5 .000 11/15/47 3,015,847
285,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
4 .125 11/01/36 285,028
1,465,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5 .000 11/01/45 1,465,849
1,000,000 Douglas County, Nebraska, Educational Facilities Revenue
Bonds, Creighton University Projects, Refunding Series 2017
5 .000 07/01/47 1,006,085

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 250,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000% 07/01/26 $ 250,000
305,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/27 306,208
3,750,000 Omaha Public Power District, Nebraska, Separate Electric
System Revenue Bonds, Nebraska City 2, Refunding Series
2026A
5 .000 02/01/49 3,980,696
TOTAL NEBRASKA 14,033,774
NEVADA - 0.2%
1,710,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/37 1,727,125
325,000 Las Vegas Special Improvement District 819, Nevada, Local
Improvement Bonds, Summerlin Village 30A Series 2025
5 .000 06/01/40 340,530
TOTAL NEVADA 2,067,655
NEW HAMPSHIRE - 0.1%
1,195,000 (a) National Finance Authority, New Hampshire, Special Revenue
Bonds, Bridgeland Water & Utility Districts 418, 489, 492, 493,
157 & 159, Series 2026
6 .125 12/15/33 1,195,963
TOTAL NEW HAMPSHIRE 1,195,963
NEW JERSEY - 4.0%
940,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .125 01/01/39 954,178
2,000,000 (b) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/31 2,026,246
305,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
5 .000 07/01/28 310,502
260,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
5 .000 07/01/29 264,679
4,900,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/28 4,560,885
35,000,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/34 26,472,351
1,900,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 1,897,541
TOTAL NEW JERSEY 36,486,382
NEW MEXICO - 0.2%
1,000,000 Farmington Municipal School District 5, San Juan County, New
Mexico, General Obligation Bonds, School Building Series
2015
5 .000 09/01/28 1,001,699
1,035,000 University of New Mexico, Revenue Bonds, Refunding &
Improvement Subordinate Lien Series 2016A
4 .500 06/01/36 1,035,363
TOTAL NEW MEXICO 2,037,062
NEW YORK - 7.7%
240,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Enterprise Charter
School Project, Series 2011A
7 .500 12/01/40 240,026
30,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .500 06/15/43 28,479
35,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .750 06/15/58 31,335
35,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/52 35,634
100,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/62 101,309

Portfolio of Investments June 30, 2026
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 145,000 (a) Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project,
Series 2014, (AMT)
5 .000% 01/01/35 $ 145,213
100,000 (a) Build NYC Resource Corporation Revenue Bonds, New York,
East Harlem Scholars Academy Charter School Project, Series
2022 (Social Bonds)
5 .750 06/01/62 98,134
225,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/50 235,690
100,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 96,332
115,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/56 92,448
100,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 104,279
890,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .000 05/01/45 850,206
760,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .250 05/01/52 709,819
670,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5 .250 05/01/54 696,564
165,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/42 169,450
130,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/50 130,316
1,000,000 Dormitory Authority of the State of New York, Housing
Revenue Bonds, Fashion Institute of Technology, Series 2007 -
FGIC Insured
5 .250 07/01/34 1,067,404
80,000 Dormitory Authority of the State of New York, Non-State
Supported Debt, Ozanam Hall of Queens Nursing Home
Revenue Bonds, Series 2006
5 .000 11/01/31 81,168
605,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/40 605,731
1,100,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/34 1,123,243
275,000 Dormitory Authority of the State of New York, Revenue Bonds,
Mount Sinai Health Obligated Group, Series 2025
5 .250 07/01/50 279,287
365,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2016A
5 .000 07/01/41 366,198
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/50 906,251
300,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2015
5 .000 12/01/40 290,252
200,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/32 199,205
100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/35 97,890
150,000 Dormitory Authority of the State of New York, Revenue Bonds,
Roswell Park Cancer Institute Obligated Group, Series 2025A
5 .500 07/01/55 161,656
20,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 20,854
2,660,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 2,846,850
1,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group 1
Through 5, Series 2020A
4 .000 03/15/44 982,197
2,975,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5 .000 03/15/41 3,011,564

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000% 03/15/40 $ 1,030,204
850,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5 .000 03/15/49 894,165
500,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
4 .000 07/01/41 474,557
435,000 Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series 2005A
5 .000 06/01/38 405,361
115,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5 .250 12/01/50 118,418
130,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5 .500 12/01/55 136,491
215,000 (e) Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 199,986
150,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4 .000 02/15/36 154,381
800,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/45 806,426
450,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 518,187
140,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5 .000 09/01/53 145,877
180,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5 .000 09/01/46 180,239
620,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2016C-1
5 .250 11/15/56 621,027
195,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Rochester General Hospital Project,
Series 2017
5 .000 12/01/46 195,086
25,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5 .000 01/01/40 25,078
1,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B - AGM Insured
5 .000 04/01/44 1,053,725
1,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A - AGM Insured
4 .000 04/01/51 947,745
1,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025C-1
5 .125 11/01/55 1,029,214
100,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 103,084
180,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee
Stadium Project, Series 2020A - AGM Insured
4 .000 03/01/45 173,741
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1
4 .000 02/01/51 930,406
1,060,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4 .250 05/01/54 1,014,689
835,000 New York City, New York, General Obligation Bonds, Fiscal
2020 SeriesD-1
4 .000 03/01/50 774,901
145,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 148,701
1,530,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .750 06/01/43 1,503,954
865,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 865,858
10,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3 .500 09/15/52 8,008

Portfolio of Investments June 30, 2026
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 3,500,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2025C
5 .000% 03/15/44 $ 3,841,738
230,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
4 .000 11/15/54 213,333
1,500,000 New York State Power Authority, General Revenue Bonds,
Series 2020A
4 .000 11/15/60 1,359,978
265,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/53 279,439
1,120,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose Group
1, Series 2019A
4 .000 03/15/48 1,034,136
10,000,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020A
4 .000 03/15/45 9,659,322
365,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/41 359,666
85,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/46 79,576
535,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 04/30/53 483,500
100,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 100,006
1,110,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 1,109,942
620,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5 .500 12/31/60 635,428
45,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 45,033
830,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 830,034
30,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 31,318
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5 .250 06/30/60 5,110,054
105,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 110,105
465,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375 06/30/60 467,831
130,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/35 139,526
265,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/35 283,779

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 700,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000% 01/01/28 $ 721,364
300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/31 307,684
300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 335,184
150,000 (a) Niagara Area Development Corporation, New York, Solid
Waste Disposal Facility Revenue Refunding Bonds, Covanta
Energy Project, Series 2018A, (AMT)
4 .750 11/01/42 137,966
1,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5 .000 11/15/47 1,523,175
2,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT)
5 .250 08/01/47 2,647,978
1,095,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2017A2
5 .000 11/15/42 1,110,915
15,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021B-1
4 .000 05/15/56 13,687
100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
4 .000 05/15/51 93,564
685,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
5 .250 05/15/52 719,027
5,210,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1
5 .000 05/15/54 5,426,398
835,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Refunding Series 2016
5 .000 11/01/46 792,917
25,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 26,336
TOTAL NEW YORK 70,294,432
NORTH CAROLINA - 0.1%
1,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023B, (AMT)
5 .000 07/01/48 1,032,306
TOTAL NORTH CAROLINA 1,032,306
OHIO - 0.4%
4,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 3,530,040
250,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D
3 .375 08/01/29 246,999
TOTAL OHIO 3,777,039
OKLAHOMA - 0.7%
1,230,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 1,247,092
5,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2023
5 .500 01/01/53 5,339,320
TOTAL OKLAHOMA 6,586,412
OREGON - 4.2%
500,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/54 509,639
1,505,000 (e) Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000 06/15/36 1,533,013
60,000 (e) Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 60,969
500,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
5 .000 11/15/52 483,451

Portfolio of Investments June 30, 2026
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 215,000 (b),(c) Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Deferred Interest Series
2017A, (Pre-refunded 6/15/27)
0 .000% 06/15/41 $ 111,486
1,785,000 (c) Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Deferred Interest Series
2017A
0 .000 06/15/41 911,904
2,130,000 Medford Hospital Facilities Authority, Oregon, Hospital
Revenue Bonds, Asante Health System, Refunding Series
2020A
5 .000 08/15/50 2,153,791
670,000 (a) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5 .000 06/15/39 670,107
3,440,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Refunding Series 2025A
5 .000 04/01/45 3,635,665
2,000,000 Oregon Facilities Authority, Revenue Bonds, Willamette
University, Refunding Series 2016B
5 .000 10/01/40 2,000,829
5,000,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021A
4 .000 07/01/44 4,958,004
3,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .500 07/01/53 3,163,720
11,850,000 (f) Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT), (UB)
5 .500 07/01/53 12,496,692
2,500,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/46 2,501,053
1,000,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/31 1,022,420
1,500,000 Yamhill County, Oregon, Revenue Bonds, George Fox
University Project, Refunding Series 2021
4 .000 12/01/36 1,518,506
TOTAL OREGON 37,731,249
PENNSYLVANIA - 3.9%
1,500,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3 .750 10/01/47 1,302,297
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2020
5 .000 11/15/45 1,019,654
4,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2026A
5 .000 12/15/47 4,179,769
4,180,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, State System of Higher Education, Series 2016AT-1
5 .000 06/15/31 4,185,862
1,500,000 (f) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
5 .250 11/01/48 1,597,531
1,500,000 (f) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
5 .000 11/01/54 1,541,540
10,000,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-147A, (UB)
4 .700 10/01/49 10,082,344
6,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2018A-2
5 .000 12/01/48 6,130,382
5,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2024C
5 .250 09/01/54 5,283,921
TOTAL PENNSYLVANIA 35,323,300
PUERTO RICO - 1.8%
655,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/47 661,342
2,550,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 2,523,217
2,393,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 2,393,229
4,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 4,001,915

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 6,174,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784% 07/01/58 $ 6,054,070
463,872 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 340,366
182,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 177,425
TOTAL PUERTO RICO 16,151,564
SOUTH CAROLINA - 0.4%
1,370,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
5 .000 04/01/54 1,364,075
1,940,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5 .000 07/01/48 1,949,971
TOTAL SOUTH CAROLINA 3,314,046
TENNESSEE - 1.1%
4,695,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A
5 .250 07/01/56 4,946,085
5,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/49 5,072,254
TOTAL TENNESSEE 10,018,339
TEXAS - 8.9%
8,990,000 Garland Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023A
5 .000 02/15/48 9,417,841
480,000 (b),(c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/30 418,727
2,935,000 (b),(c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/30 2,560,338
1,405,000 (b),(c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/32 1,114,651
465,000 (b),(c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/36 288,350
2,045,000 (c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/36 1,209,248
10,315,000 (b),(c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/41 4,679,406
2,165,000 (c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/41 912,454
3,045,000 (c) Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/34 2,037,855
8,110,000 (c) Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/38 4,182,092
2,690,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5 .250 09/01/51 2,886,739
5,325,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/41 5,788,679
2,500,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series
2025
5 .000 08/01/49 2,636,061
2,500,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series
2025
5 .000 08/01/50 2,627,959
13,410,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A
5 .000 02/15/53 13,886,354

Portfolio of Investments June 30, 2026
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,220,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021A
5 .000% 05/15/46 $ 5,416,183
120,000 (b) Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024, (Pre-
refunded 2/15/28)
5 .000 02/15/50 124,708
520,000 (b) Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024, (Pre-
refunded 2/15/28)
5 .000 02/15/50 540,400
860,000 Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024
5 .000 02/15/50 871,355
370,000 (a) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 370,593
4,855,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2023
5 .000 02/15/48 5,064,937
3,845,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Cook Childrens
Medical Center, Series 2025
5 .250 12/01/49 4,086,573
9,230,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
4 .750 10/15/50 9,415,334
TOTAL TEXAS 80,536,837
UTAH - 2.3%
100,000 (a) Deseret Public Infrastructure District 2, Tooele County, Utah,
Special Assessment Bonds, Deseret Assessment Area 1, Series
2026
6 .125 12/01/46 102,753
1,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .250 06/01/45 1,104,467
2,095,000 Millard School District, Utah, Lease Revenue Bonds Local
Building Authority Series 2024 - BAM Insured
5 .000 05/15/49 2,195,512
2,260,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2026A-1
5 .000 03/01/41 2,306,616
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/46 5,144,379
9,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/48 9,391,795
200,000 Utah City West Public Infrastructure District No.1, Special
Assessment Bonds, Utah City West Assessment Aera No.1,
Series 2026
5 .500 12/01/46 205,576
TOTAL UTAH 20,451,098
VIRGIN ISLANDS - 0.4%
1,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 1,711,456
1,850,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750 02/01/45 1,889,540
TOTAL VIRGIN ISLANDS 3,600,996
WASHINGTON - 4.2%
5,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5 .000 04/01/44 5,117,088
3,485,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/46 3,593,221
4,965,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2025A
5 .000 10/01/46 5,348,954
3,815,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .250 12/01/48 4,146,147
1,285,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1 - BAM Insured
4 .000 08/01/44 1,239,281
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/32 4,009,026
5,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/38 5,004,225

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 8,390,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series 2021B
4 .000% 07/01/58 $ 7,505,924
2,115,000 (c) Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2003F - NPFG Insured
0 .000 12/01/27 2,037,206
TOTAL WASHINGTON 38,001,072
WISCONSIN - 0.5%
1,005,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A
4 .000 11/15/46 926,373
3,855,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2016
5 .000 12/01/41 3,870,638
TOTAL WISCONSIN 4,797,011
TOTAL MUNICIPAL BONDS
(Cost $874,123,044) 917,098,861
TOTAL LONG-TERM INVESTMENTS
(Cost $874,123,044) 917,098,861
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
7465000 MUNICIPAL BONDS - 0.8% 7465000
ALABAMA - 0.2%
2,200,000 (a),(g) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Tender Option Bond Trust Series 2022-XM1080
3 .350 02/01/28 2,200,000
TOTAL ALABAMA 2,200,000
MINNESOTA - 0.3%
2,000,000 (g) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025C
2 .800 11/15/64 2,000,000
1,000,000 (g) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025D
2 .500 11/15/64 1,000,000
TOTAL MINNESOTA 3,000,000
WASHINGTON - 0.3%
2,265,000 (g) Port of Tacoma, Washington, Revenue Bonds, Subordinate Lien
Series 2008B
2 .690 12/01/44 2,265,000
TOTAL WASHINGTON 2,265,000
TOTAL MUNICIPAL BONDS
(Cost $7,465,000) 7,465,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,465,000) 7,465,000
TOTAL INVESTMENTS - 101.9%
(Cost $881,588,044) 924,563,861
FLOATING RATE OBLIGATIONS - (3.1)% (27,880,000)
OTHER ASSETS & LIABILITIES, NET -  1.2% 10,856,697
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 907,540,558
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $32,752,180 or 3.5% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.

Portfolio of Investments June 30, 2026
(continued)
NXP

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
NXP
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 917,098,861 $ – $ 917,098,861
Short-Term Investments:
Municipal Bonds – 7,465,000 – 7,465,000
$ – $ 924,563,861 $ – $ 924,563,861
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 27,880,000 $ – $ 27,880,000
$ – $ 27,880,000 $ – $ 27,880,000
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 1,612,583 $ – $ 1,612,583
$ – $ 1,612,583 $ – $ 1,612,583